Acquisitions (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Schedule of business acquisitions
The acquisition-date fair value of the consideration transferred totaled $220,636, which consisted of the following:

Common Stock (7,914 shares)	$138,496
Promissory note paid in full from IPO proceeds	63,590
Closing adjustment payable	18,550
Total	$220,636

Schedule of assets acquired and liabilities assumed at acquisition date
The following represents the estimated fair values of the assets and liabilities assumed on the acquisition dates. The aggregate consideration transferred was $292,159,000 in cash, subject to post-closing adjustments, resulting in no goodwill or bargain purchase gain.

(in thousands)
Proved oil and natural gas properties	$170,174
Unevaluated oil and natural gas properties	123,243
Asset retirement obligations	(1,258)
Total fair value of net assets	$292,159

The following represents the estimated fair values of the assets and liabilities assumed on the acquisition dates. The aggregate consideration transferred was $292,159,000 in cash, subject to post-closing adjustments, resulting in no goodwill or bargain purchase gain.

(in thousands)
Proved oil and natural gas properties	$170,174
Unevaluated oil and natural gas properties	123,243
Asset retirement obligations	(1,258)
Total fair value of net assets	$292,159

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. As shown above, consideration transferred in the transaction was $220,636, resulting in no goodwill or bargain purchase gain.

Proved oil and natural gas properties	$115,760
Unevaluated oil and natural gas properties	111,373
Asset retirement obligations	(562)
Deferred income tax liability	(5,935)
Total fair value of net assets	$220,636

Schedule of business acquisition pro forma
The following unaudited summary pro forma combined consolidated statement of operations data of Diamondback for the three months ended March 31, 2014 and 2013 has been prepared to give effect to the acquisitions as if they had occurred on January 1, 2013. The pro forma data are not necessarily indicative of financial results that would have been attained had the acquisitions occurred on January 1, 2013. The pro forma data also necessarily exclude various operation expenses related to the properties and the financial statements should not be viewed as indicative of operations in future periods.

	Three Months Ended March 31,
	2014	2013
	(Pro Forma)	(Pro Forma)

	(in thousands, except per share amounts)
Revenues	$107,979	$44,391
Income from operations	52,193	14,656
Net income	26,209	9,175
Basic earnings per common share	$0.54	$0.25
Diluted earnings per common share	$0.54	$0.25

The following unaudited summary pro forma combined consolidated statement of operations data of Diamondback for the three months and six months ended June 30, 2014 and 2013 have been prepared to give effect to the February 2014 acquisitions as if they had occurred on January 1, 2013. The pro forma data are not necessarily indicative of financial results that would have been attained had the acquisitions occurred on January 1, 2013. The pro forma data also necessarily exclude various operation expenses related to the properties and the financial statements should not be viewed as indicative of operations in future periods.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

	(Pro Forma)
	(in thousands, except per share amounts)
Revenues	$127,004	$62,209	$234,983	$106,600
Income from operations	63,192	26,872	115,385	41,527
Net income	27,823	19,337	54,033	28,511
Basic earnings per common share	$0.55	$0.49	$1.09	$0.75
Diluted earnings per common share	$0.54	$0.49	$1.08	$0.74

The following unaudited summary pro forma combined consolidated statements of operations data of Diamondback for the years ended December 31, 2012 and 2011 have been prepared to give effect to the acquisition as if it had occurred on January 1, 2011. The pro forma data are not necessarily indicative of financial results that would have been attained had the acquisition occurred on January 1, 2011. The pro forma data also necessarily exclude various operation expenses related to the Gulfport properties and such financial statements should not be viewed as indicative of operations in future periods.

	Pro Forma
	(Unaudited)
	Year Ended December 31,
	2012	2011
Pro forma total revenues	$97,455	$72,418
Pro forma income from operations	24,064	23,189
Pro forma net income	(29,764)	7,666	(1)
(1) For 2011, this amount does not include a pro forma income tax provision relating to becoming subject to income taxes as a result of the Merger.